Consolidated Statements of Changes In Stockholder Deficit - USD ($)	Common stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 519		$ (5,909,749)	$ (5,909,230)
Balance (in Shares) at Dec. 31, 2021	5,193,750
Accretion of common stock to redemption amount			(1,877,984)	(1,877,984)
Net income			7,167,738	7,167,738
Balance at Dec. 31, 2022	$ 519		(619,995)	(619,476)
Balance (in Shares) at Dec. 31, 2022	5,193,750
Accretion of common stock to redemption amount			(2,137,638)	(2,137,638)
Excise tax on stock redemptions			(1,864,106)	(1,864,106)
Net income			1,161,910	1,161,910
Balance at Dec. 31, 2023	$ 519		$ (3,459,829)	$ (3,459,310)
Balance (in Shares) at Dec. 31, 2023	5,193,750